EQUITY - Share Ownership Plan (Details) - Class "C"	1 Months Ended
	Dec. 31, 2020 tranche shares	Dec. 31, 2011 tranche shares	Dec. 15, 2011 shares	Apr. 27, 2006 shares	Mar. 31, 2000 shares
Share Ownership Plan
Capital Stock to be included in PPP (as a percent)	10.00%
Capital Stock to be included in PPP (in shares)	98,438,098
Conversion of shares, number of shares authorized			4,593,274	41,339,464	52,505,360
Conversion of shares, number of shares converted	4,486,540	41,339,464
Number of tranches | tranche	13	11
Number of shares held for conversion	106,734